Other Information (Detail Textuals 4) - EUR (€)	1 Months Ended
	Jun. 29, 2018	Mar. 30, 2018	Mar. 28, 2018
Disclosure of non-adjusting events after reporting period [line items]
Term Loan Facility amortizes in equal quarterly installments	€ 938,000
Termination of loan agreement | Spark networks and silicon valley bank senior facilities agreement
Disclosure of non-adjusting events after reporting period [line items]
Commitment fee			0.60%
Termination of loan agreement | Line of credit
Disclosure of non-adjusting events after reporting period [line items]
Additional incremental facilities in an aggregate amount			€ 35,000,000
Interest rate on borrowings under the Facilities			Equal to LIBOR for deposits in the applicable currency plus an applicable margin ranging from 2.5% to 3.0
Termination of loan agreement | Line of credit | Spark networks and silicon valley bank senior facilities agreement
Disclosure of non-adjusting events after reporting period [line items]
Credit facility			€ 25,000,000
Termination of loan agreement | Term loan | Spark networks and silicon valley bank senior facilities agreement
Disclosure of non-adjusting events after reporting period [line items]
Credit facility			15,000,000
Applicable margin		2.50%
Termination of loan agreement | Revolving credit facilities | Spark networks and silicon valley bank senior facilities agreement
Disclosure of non-adjusting events after reporting period [line items]
Credit facility			€ 10,000,000